Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Net loss		$ (228,295)	$ (200,824)	$ (48,494)
Adjustments:
Depreciation and amortization		7,283	7,383	2,658
Impairment losses		40,523	140,290
Financing (income) expenses, net		(1,769)	(6,873)	(60)
Revaluation of financial liabilities accounted at fair value		(4,516)	(10,608)	12,825
Revaluation of financial assets accounted at fair value		62,791
Loss from disposal of property plant and equipment and ROU Assets		948	567
Increase in deferred tax		(581)	(5,013)
Share-based payments		32,563	29,782	20,501
Other		275
Fees paid	[1]	(109)	(70)
Profit loss		137,408	155,458	35,924
Changes in assets and liabilities:
(Increase) decrease in inventory		(4,603)	2,382	229
(Increase) in other receivables		(1,978)	(429)	(556)
(Increase) decrease in trade receivables		(1,992)	(449)	1,103
Increase in other payables		5,281	1,139	2,247
Increase in employee benefits		1,497
Increase (decrease) in trade payables		628	74	(99)
Changes in assets and liabilities		(1,167)	2,717	2,924
Net cash used in operating activities		(92,054)	(42,649)	(9,646)
Cash flow from investing activities:
Change in bank deposits, net		141,555	(416,019)	(85,500)
Interest received		17,465	3,706	152
Change in restricted bank deposits		(327)	(32)	(60)
Acquisition of property plant and equipment		(9,388)	(9,761)	(1,359)
Acquisition of subsidiaries, net of cash acquired		(31,057)	(74,574)
Payment of a liability to pay a contingent consideration of business combination		(10,708)
Acquisition of financial assets in fair value through profit and loss		(177,775)
Proceeds from sale of property plant and equipment				4
Decrease in deposit in escrow		3,362
Other		(800)
Net cash used in investing activities		(67,673)	(496,680)	(86,763)
Cash flow from financing activities:
Proceeds from issuance of ordinary shares, warrants and convertible notes, net			805,497	676,133
Exercise of warrants and options			212	2,837
Lease payments		(4,151)	(1,494)	(1,118)
Repayment of long-term bank debt		(406)	(814)
Proceeds from non-controlling interests		510	944
Amounts recognized in respect of government grants liability, net		(221)	(96)	(126)
Payments of share price protection recognized in business combination		(1,005)
Net cash provided by (used in) financing activities		(5,273)	804,249	677,726
(Decrease) increase in cash and cash equivalents		(165,000)	264,920	581,317
Cash and cash equivalents at beginning of the year		853,626	585,338	3,894
Effect of exchange rate fluctuations on cash and cash equivalents		(3,264)	3,368	127
Cash and cash equivalents at end of year		685,362	853,626	585,338
Non-cash transactions:
Property plant and equipment acquired on credit		52	249	25
Conversion of convertible notes and warrants to equity			2,830	4,886
Recognition of a right-of-use asset		$ 15,196	$ 1,919	$ 1,421

[1]	reclassified